Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	$ 13,922	$ 14,570		$ 13,731
Less: Intragroup transactions	(792)	(1,039)		(805)
Revenues	13,130	13,531	[1]	12,926	[1]
Operating EBITDA	2,378	2,685		2,698
Less: Depreciation and amortization	1,045	982		963
Operating earnings before other expenses, net	1,333	1,703	[1]	1,735	[1]
Other expenses, net	(347)	(296)	[1]	(205)	[1]
Financial expense	(711)	(722)	[1]	(1,086)	[1]
Other financing items, net	(71)	(2)	[1]	184	[1]
Revenues (including intragroup transactions), discontinued operations	572			873
Operating EBITDA, discontinued operations	89			125
Less: Depreciation and amortization, discontinued operations	51			63
Operating earnings before other expenses, net, discontinued operations	38			62
Other expenses, net, discontinued operations	1
Financial expense, discontinued operations				(3)
Revenues (including intragroup transactions), continuing and discontinued operations	14,494	15,438		14,604
Less: Intragroup transactions, continuing and discontinued operations	(792)	(1,039)		(805)
Revenues, continuing and discontinued operations	13,702	14,399		13,799
Operating EBITDA, continuing and discontinued operations	2,467	2,832		2,823
Less: Depreciation and amortization, continuing and discontinued operations	1,096	1,053		1,026
Operating earnings before other expenses, net, continuing and discontinued operations	1,371	1,779		1,797
Other expenses, net, continuing and discontinued operations	(346)	(297)		(205)
Financial expense, continuing and discontinued operations	(711)	(724)		(1,089)
Other financing items, net, continuing and discontinued operations	(71)	(2)		184
Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenues	572	868		873
Revenues (including intragroup transactions), discontinued operations		868
Operating EBITDA, discontinued operations		147
Less: Depreciation and amortization, discontinued operations		71
Operating earnings before other expenses, net, discontinued operations		76
Other expenses, net, discontinued operations		(1)
Financial expense, discontinued operations		(2)
Mexico [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	2,897	3,302		3,104
Less: Intragroup transactions	(105)	(91)		(58)
Revenues	2,792	3,211		3,046
Operating EBITDA	969	1,217		1,188
Less: Depreciation and amortization	159	148		147
Operating earnings before other expenses, net	810	1,069		1,041
Other expenses, net	(48)	(33)		(61)
Financial expense	(36)	(32)		(28)
Other financing items, net	(1)	(3)		(28)
United States [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	3,780	3,614		3,320
Revenues	3,780	3,614		3,320
Operating EBITDA	629	686		603
Less: Depreciation and amortization	392	369		379
Operating earnings before other expenses, net	237	317		224
Other expenses, net	(22)	(18)		(39)
Financial expense	(64)	(53)		(59)
Other financing items, net	(13)	(11)		(9)
United Kingdom [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	749	773		841
Revenues	749	773		841
Operating EBITDA	119	117		153
Less: Depreciation and amortization	69	67		66
Operating earnings before other expenses, net	50	50		87
Other expenses, net	(2)	(7)		23
Financial expense	(11)	(12)		(13)
Other financing items, net	(17)	(22)		(21)
France [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	869	895		805
Revenues	869	895		805
Operating EBITDA	94	91		68
Less: Depreciation and amortization	48	50		45
Operating earnings before other expenses, net	46	41		23
Other expenses, net	(4)	(47)		(7)
Financial expense	(11)	(13)		(12)
Other financing items, net				1
Germany [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	439	429		412
Less: Intragroup transactions	(25)	(75)		(71)
Revenues	414	354		341
Operating EBITDA	65	37		40
Less: Depreciation and amortization	28	28		26
Operating earnings before other expenses, net	37	9		14
Other expenses, net	3	(8)		(1)
Financial expense	(3)	(3)		(3)
Other financing items, net	(4)	(4)		(3)
Spain [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	319	334		306
Less: Intragroup transactions	(25)	(47)		(52)
Revenues	294	287		254
Operating EBITDA	16	13		14
Less: Depreciation and amortization	34	33		33
Operating earnings before other expenses, net	(18)	(20)		(19)
Other expenses, net	(8)	(16)		(38)
Financial expense	(2)	(3)		(3)
Other financing items, net	2	3		1
Rest of Europe [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	672	733		616
Less: Intragroup transactions	(14)	(51)		(19)
Revenues	658	682		597
Operating EBITDA	122	113		63
Less: Depreciation and amortization	49	50		52
Operating earnings before other expenses, net	73	63		11
Other expenses, net	(1)	(3)		(14)
Financial expense	(5)	(4)		(7)
Other financing items, net	(4)	(2)		4
Colombia [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	504	524		566
Revenues	504	524		566
Operating EBITDA	90	97		113
Less: Depreciation and amortization	29	29		27
Operating earnings before other expenses, net	61	68		86
Other expenses, net	(21)	6		(49)
Financial expense	(4)	(7)		(7)
Other financing items, net	(3)	(22)		(2)
Panama [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	181	222		266
Less: Intragroup transactions	(2)
Revenues	179	222		266
Operating EBITDA	48	66		108
Less: Depreciation and amortization	17	17		19
Operating earnings before other expenses, net	31	49		89
Other expenses, net	(9)	(3)		(2)
Financial expense	(1)	(1)		(1)
Other financing items, net				0
Caribbean TCL [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	248	254		232
Less: Intragroup transactions	(8)	(5)		(3)
Revenues	240	249		229
Operating EBITDA	56	58		57
Less: Depreciation and amortization	23	19		32
Operating earnings before other expenses, net	33	39		25
Other expenses, net	(2)	(15)		(10)
Financial expense	(6)	(3)		(12)
Other financing items, net	(4)	(2)		(2)
Dominican Republic [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	245	218		207
Less: Intragroup transactions	(17)	(16)		(18)
Revenues	228	202		189
Operating EBITDA	84	61		57
Less: Depreciation and amortization	9	10		10
Operating earnings before other expenses, net	75	51		47
Other expenses, net	(1)	(1)		(1)
Financial expense		(1)		(1)
Other financing items, net		2
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	511	590		605
Less: Intragroup transactions	(17)	(20)		(33)
Revenues	494	570		572
Operating EBITDA	107	133		144
Less: Depreciation and amortization	20	21		21
Operating earnings before other expenses, net	87	112		123
Other expenses, net	(60)	(7)		(5)
Financial expense	(3)	(3)		(4)
Other financing items, net	(6)	14
Philippines [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	458	448		440
Revenues	458	448		440
Operating EBITDA	117	93		82
Less: Depreciation and amortization	38	36		35
Operating earnings before other expenses, net	79	57		47
Other expenses, net	1	(3)		(5)
Financial expense	6	(2)		(3)
Other financing items, net	4	(4)		(1)
Israel [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	660	630		603
Revenues	660	630		603
Operating EBITDA	89	87		84
Less: Depreciation and amortization	23	21		20
Operating earnings before other expenses, net	66	66		64
Other expenses, net		0		(1)
Financial expense	(2)	(3)		(2)
Other financing items, net	1	(1)		1
Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	286	357		318
Revenues	286	357		318
Operating EBITDA	10	44		53
Less: Depreciation and amortization	22	22		21
Operating earnings before other expenses, net	(12)	22		32
Other expenses, net	(6)	(9)		(11)
Financial expense	(2)	(2)		(4)
Other financing items, net	30	(3)		26
Other Locations [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	1,104	1,247		1,090
Less: Intragroup transactions	(579)	(734)		(551)
Revenues	525	513		539
Operating EBITDA	(237)	(228)		(129)
Less: Depreciation and amortization	85	62		30
Operating earnings before other expenses, net	(322)	(290)		(159)
Other expenses, net	(167)	(132)		16
Financial expense	(567)	(580)		(927)
Other financing items, net	$ (56)	$ 53		$ 217

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.